Borrowings (Narrative) (Details)		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 11, 2022 CAD ($) shares	Aug. 25, 2022 USD ($) shares	Feb. 24, 2021 CAD ($)	May 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Aug. 25, 2022 CAD ($) $ / shares shares	Aug. 25, 2022 USD ($) shares	Mar. 15, 2022 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 30, 2020 CAD ($)	Apr. 30, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Value of aggregate unsecured loans						$ 32,273	$ 2,278,774	$ 53,251							$ 0
Gain on government grant						9,096	0	3,514
Deferred financing fees						0	150,409	0
Share offering costs				$ 58,065	$ 45,283	699,886	33,880	606,622
Repayment of borrowings								310,527
August 2022 Loans [Member]
Disclosure of detailed information about borrowings [line items]
Value of aggregate unsecured loans						0	435,348	0		$ 400,000
Borrowing interest rate									6.00%	6.00%
Gain on government grant								0
Percentage of repayment of the principal amount plus accrued interest									110.00%	110.00%
Fee paid through cash		$ 32,000
Deferred financing fees							76,354
Repayment of borrowings								0
August 2022 Loans [Member] | First August 2022 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Value of aggregate unsecured loans									$ 260,698	$ 200,000
Closing foreign exchange rate									1.2983
Share price | $ / shares									$ 12.25
Bonus shares issued to lenders | shares		4,239
Estimated market discount rate		24.00%
Estimated fair value of loan									$ 214,893
Estimated fair value of bonus shares									$ 45,804
August 2022 Loans [Member] | Call Option Agreements [Member]
Disclosure of detailed information about borrowings [line items]
Share price | $ / shares									$ 12.25
Number of shares to be purchased under call option | shares									10,591	10,591
Term of call option		5 years
March 2022 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Value of aggregate unsecured loans	$ 2,000,000					0	1,764,630	0
Borrowing interest rate	9.00%
Gain on government grant								0
Bonus shares issued to lenders | shares	14,286
Estimated market discount rate	22.00%
Estimated fair value of loan	$ 1,634,112
Adjustment to share capital for bonus common shares issued	365,888
Total offering costs	90,636
Deferred financing fees	74,055						74,055
Share offering costs	16,581
Repayment of borrowings								0
March 2022 Loan [Member] | First March 2022 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Value of aggregate unsecured loans	1,800,000
March 2022 Loan [Member] | Second March 2022 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Value of aggregate unsecured loans											$ 200,000
March 2022 Loan [Member] | Officers and directors [Member]
Disclosure of detailed information about borrowings [line items]
Value of aggregate unsecured loans	$ 74,000
February 2021 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Value of aggregate unsecured loans			$ 306,000			0	0	0
Borrowing interest rate			0.50%
Gain on government grant								0
Deferred financing fees							0
Repayment of borrowings			$ 310,527					310,527
CEBA Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Term loan received														$ 40,000
Value of aggregate unsecured loans						32,273	78,796	53,251				$ 60,000	$ 20,000	$ 30,904
Additional borrowings						40,000		20,000
Borrowing interest rate														10.00%
Gain on government grant						9,096		3,514
Deferred financing fees							0
Repayment of borrowings								0
Gain on government grant						$ (9,096)		$ (3,514)
CEBA Term Loan [Member] | Police Ordnance acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Additional borrowings							40,000
RBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Cash collateral amount							30,000
Short term guaranteed investment certificate							$ 30,000